UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-09637

Name of Fund: Merrill Lynch Large Cap Series Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Large Cap Series Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/2006

Date of reporting period: 11/01/05 - 01/31/06

Item 1 - Schedule of Investments

Merrill Lynch Large Cap Core Fund
Schedule of Investments as of January 31, 2006

                                                   Beneficial
                                                     Interest   Mutual Funds                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                              $ 2,131,036,768   Master Large Cap Core Portfolio                      $2,947,097,716
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Total Mutual Funds (Cost - $2,369,859,644) - 100.1%   2,947,097,716
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Total Investments (Cost - $2,369,859,644) - 100.1%    2,947,097,716

                                                                Liabilities in Excess of Other Assets - (0.1%)           (2,531,192)
                                                                                                                     --------------
                                                                Net Assets - 100.0%                                  $2,944,566,524
                                                                                                                     ==============

Merrill Lynch Large Cap Growth Fund
Schedule of Investments as of January 31, 2006

                                               Beneficial
                                                 Interest   Mutual Funds                                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
                                           $  519,660,114   Master Large Cap Growth Portfolio                          $598,825,893
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Total Mutual Funds (Cost - $492,740,970) - 100.1%           598,825,893
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Total Investments (Cost - $492,740,970) - 100.1%            598,825,893

                                                            Liabilities in Excess of Other Assets - (0.1%)                 (521,898)
                                                                                                                       ------------
                                                            Net Assets - 100.0%                                        $598,303,995
                                                                                                                       ============

Merrill Lynch Large Cap Value Fund
Schedule of Investments as of January 31, 2006

                                                   Beneficial
                                                     Interest  Mutual Funds                                                  Value
----------------------------------------------------------------------------------------------------------------------------------
                                               $1,426,360,286  Master Large Cap Value Portfolio                     $1,940,104,260
----------------------------------------------------------------------------------------------------------------------------------
                                                               Total Mutual Funds (Cost - $1,591,798,170) - 100.1%   1,940,104,260
----------------------------------------------------------------------------------------------------------------------------------
                                                               Total Investments (Cost - $1,591,798,170) - 100.1%    1,940,104,260

                                                               Liabilities in Excess of Other Assets - (0.1%)           (1,521,971)
                                                                                                                    --------------
                                                               Net Assets - 100.0%                                  $1,938,582,289
                                                                                                                    ==============

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Large Cap Series Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    ------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Large Cap Series Fund, Inc.

Date: March 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Large Cap Series Fund, Inc.

Date: March 20, 2006


By: /s/ Donald C. Burke
    ------------------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch Large Cap Series Fund, Inc.

Date: March 20, 2006